Long-Term Debt Guarantors - Additional Information (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Disclosure of subsidiaries [line items]
Borrowings	$ 822,342
Unsecured Senior Notes [Member] | Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Borrowings	805,000
Unsecured Senior Notes Outstanding Due in 2026 [Member] | Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Borrowings	230,000
Unsecured Senior Notes Outstanding Due in 2029 [Member] | Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Borrowings	$ 575,000